Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
310000001	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete												A	A	A	A	A	A	A	A
310000003	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/19/2025	Resolved	FCRE1328	Credit	Borrower 1 W2/1099 Missing	Borrower 1 W2/1099 Missing. Per DU findings, prior year W2 is required. Income calculation sheet shows that a W2 was provided, but was not present in the file.	; Documentation received, XXX to review.; Document Uploaded. ;	06/24/2025	All income documentation for B1 provided ; Borrower 1 W2/1099 Provided	06/24/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%
																				D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000003	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/19/2025	Resolved	FCRE1330	Credit	Borrower 1 Paystubs Missing	Borrower 1 Paystubs Missing Borrower started a new position before closing date and a paystub was provided, per income calculation sheet in the file, but pay stub was not present.	; Documentation received, XXX to review.; Document Uploaded. ;	06/24/2025	All income documentation for B1 provided ; Borrower 1 Paystubs Provided	06/24/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%
																				D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000003	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/19/2025	Resolved	FCRE1497	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered Missing W-2 from prior employer and current paystub from new employer for B1.	; Documentation received, XXX to review.; Document Uploaded. ;	06/24/2025	All income documentation for B1 provided ; ATR: Reasonable Income or Assets Was Considered	06/24/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%
																				D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000003	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/19/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing W-2 from prior employer and paystub from new employer for borrower 1	; Documentation received, XXX to review.; Document Uploaded. ;	06/24/2025	All income documentation for B1 provided ; Income and Employment Meet Guidelines	06/24/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%
																				D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000003	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/19/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR  1002.14(a)(1)). Missing documentation to show the borrower received the appraisal at least 3 days prior to consummation
															; Documentation received, XXX to review.; Document Uploaded. ;	06/24/2025	Evidence of appraisal delivery provided.	06/24/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%
																				D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000005	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete												A	A	A	A	A	A	A	A
310000007	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	07/12/2025	Waived	finding-3430	Compliance	Qualified Mortgage Safe Harbor Threshold
This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered transaction.
															;	07/23/2025	Exception status changed to Waived per client’s request. Client acknowledges EV2/B finding stating Capital Markets is allowing RP loans in this trade.	07/23/2025	Borrower has stable job time	C	B	B	B	C	B	C	B	B	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
310000007	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	07/15/2025	Waived	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Audited DTI of XXX% exceeds Guideline DTI of XXX%	;	07/23/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: Comp Factors: 1) borrower has XXX+ years on the job 2) mortgages paid as agreed since XXX 3) $XXX in reserves.

																		07/23/2025	Borrower has stable job time	C	B	C	B	C	B	C	B	B	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
310000007	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	07/15/2025	Waived	FCRE1197	Credit	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of XXX.
; We will waive the condition below for B grade. : Comp Factors: 1) $XXX in reserves 2) XXX% LTV 3) borrower has been in same line of work XXX years ; ; In XXX review. Nothing needed from the seller at this time.
																07/23/2025	Document Uploaded. The lender waived the following exception with Comp Factors.	07/23/2025	Borrower has stable job time	C	B	C	B	C	B	C	B	B	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
310000007	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	07/16/2025	Waived	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. XXX Agency guide v 1.1 requires a full appraisal, which was not provided	; ; ;	07/23/2025	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. The lender waived the following exception with a BPO.	07/23/2025	Borrower has stable job time	C	B	B	B	C	B	C	B	B	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
310000007	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	07/16/2025	Waived	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Missing full interior/exterior appraisal required per XXX Agency Program Eligibility Guide v1.1.	; ; I have dropped the BPO with value $XXX. We will waive the conditions below for B grade. ; ; In XXX review. Nothing needed from seller at this time.	07/23/2025	The lender waived the following exception with BPO.	07/23/2025	Borrower has stable job time	C	B	C	B	C	B	C	B	B	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
310000007	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	07/16/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing required CDA/CCA or CU of 2.5 or less per XXX Agency Program Eligibility Guide v.1.1.	;	07/23/2025	Third party valuation product provided within tolerance.	07/23/2025	Borrower has stable job time	C	B	C	A	C	B	C	B	B	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
310000009	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/03/2025	Waived	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Missing full interior/exterior appraisal required per XXX Agency Program Eligibility Guide v1.1.	; ; Credit to discuss with Capital Markets. Nothing needed from seller at this time. ;	07/07/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) DTI XXX% 2) borrower has XXX+ years on the job 3) XXX FICO.
																		07/07/2025	Borrower has stable job time Qualifying DTI below max allowed. Qualifying FICO is Greater than the Guideline Minimum	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
310000009	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/03/2025	Waived	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. PIW is not allowed per XXX Agency Program Eligibility Guide v.1.1.	; ; ; Credit to discuss with Capital Markets. Nothing needed from seller at this time. ;	07/07/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: 1) DTI XXX% 2) borrower has XXX+ years on the job 3) XXX FICO.
																		07/07/2025	Borrower has stable job time Qualifying DTI below max allowed. Qualifying FICO is Greater than the Guideline Minimum	C	B	B	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
310000009	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/03/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing required CDA/CCA or CU of 2.5 or less per XXX Agency Program Eligibility Guide v.1.1.	; ; Credit to discuss with Capital Markets. Nothing needed from seller at this time.;	07/07/2025	Third party valuation product provided within tolerance.	07/07/2025	Borrower has stable job time Qualifying DTI below max allowed. Qualifying FICO is Greater than the Guideline Minimum	C	B	C	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
310000011	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Waived	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. PIW is not allowed per XXX Agency Program Eligibility Guide v.1.1.	; In XXX Review. Nothing needed from the seller at this time.	07/16/2025
Property Inspection Waiver or Appraisal Waiver used as origination valuation product. Client acknowledges EV2/B finding. Exception status changed to Waived per client’s email request with Post-Close AVM provided.
07/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.X years on job.
																				C	B	B	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
310000011	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Waived	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Missing full interior/exterior appraisal required per XXX Agency Program Eligibility Guide v.1.1.	;	07/16/2025
Property Inspection Waiver or Appraisal Waiver used as origination valuation product. Client acknowledges EV2/B finding. Exception status changed to Waived per client’s email request with Post-Close AVM provided.
07/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.X years on job.
																				C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
310000011	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Waived	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing required CDA/CCA or CU of 2.5 or less per XXX Agency Program Eligibility Guide v.1.1.	; ; Seller to provide acceptable CDA	07/16/2025
Property Inspection Waiver or Appraisal Waiver used as origination valuation product. Client acknowledges EV2/B finding. Exception status changed to Waived per client’s email request with Post-Close AVM provided.
07/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.X years on job.
																				C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
310000013	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/11/2025	Waived	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Missing full interior/exterior appraisal required per XXX Agency Program Eligibility Guide v1.1.	; ;	07/16/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges AVM obtained.	07/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																				C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
310000013	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/07/2025	Waived	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. PIW is not allowed per XXX Agency Program Eligibility Guide v.1.1.	; In XXX Review. Nothing needed from the seller at this time.	07/16/2025	Waived per client request via email. Client accepts risk for B grade and acknowledges AVM obtained.	07/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																				C	B	B	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
310000013	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/11/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Missing required CDA/CCA or CU of 2.5 or less per XXX Agency Program Eligibility Guide v.1.1.		07/14/2025	Third party valuation product provided within tolerance.	07/15/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																				C	B	C	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
310000015	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Waived	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing required CDA/CCA or CU of 2.5 or less per XXX Agency Program Eligibility Guide v1.1.	;	07/16/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: Comp Factors: 1) XXX% LTV 2) XXX% DTI 3) XXX FICO. Post-Close AVM obtained.

07/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
310000015	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Waived	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX. Hazard insurance effective date of XX/XX/XXXX is dated after disbursement date of XX/XX/XXXX.	;	07/16/2025
Waived per client request via email. Flood/HOI paid on CD. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: Comp Factors: 1) XXX% LTV 2) XXX% DTI 3) XXX FICO.
07/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
310000015	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Waived	FCRE1169	Credit	Flood Insurance Effective Date is after the Disbursement Date	Flood Insurance Effective Date of XX/XX/XXXX is after the Disbursement Date of XX/XX/XXXX Flood insurance effective date of XX/XX/XXXX is dated after disbursement date of XX/XX/XXXX.	;	07/16/2025
Waived per client request via email. Flood/HOI paid on CD. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: Comp Factors: 1) XXX% LTV 2) XXX% DTI 3) XXX FICO.
07/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
310000015	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Waived	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Missing full interior/exterior appraisal required per XXX Agency Program Eligibility Guide v1.1.	; Document Uploaded. ; ; In XXX Review. Nothing needed from the seller at this time.	07/16/2025
Waived per client request via email. Client accepts risk for B grade and acknowledges the following three (3) compensating factors for this purpose: Comp Factors: 1) XXX% LTV 2) XXX% DTI 3) XXX FICO. Post-Close AVM obtained.

07/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
310000015	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/09/2025	Waived	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. PIW is not allowed per XXX Agency Program Eligibility Guide v.1.1.	;	07/16/2025	Client acknowledges EV2/B finding with Post-Close AVM provided. Exception status changed to Waived per client’s email request.	07/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				C	B	B	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
310000017	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/10/2025	Waived	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. PIW is not allowed per XXX Agency Program Eligibility Guide v.1.1. Missing full Condo Appraisal.	; ; Document Uploaded. ; ; ; In XXX review. Nothing needed from the seller at this time.	07/28/2025	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. The lender waived the following exception with a BPO	07/28/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				C	B	B	B	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
310000017	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2025	Rescinded	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Missing full interior/exterior appraisal required per XXX Agency Program Eligibility Guide v1.1.	;	07/28/2025	Duplicate of PIW condition , unknown if an appraisal violation is present. Auditor rescinded. ; Property/Appraisal Meets Guidelines	07/28/2025		C	B	A	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
310000017	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/10/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines	; ; ; Documentation received, XXX to review.; Document Uploaded. ; ;	07/28/2025
Full WVOE provided ; Income and Employment Meet Guidelines; The borrower was qualified with Loan Level Income Representation and Warranty Relief, and income documentation was not contained in the loan file. Income to be supported by either a YTD paystub documenting all YTD earnings and W-2(s) for the most recent two calendar years, or a written VOE documenting all YTD earnings and earnings for the most recent two calendar years.
07/28/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
310000017	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing required CDA/CCA or CU of 2.5 or less per XXX Agency Program Eligibility Guide v.1.1.	; ;	07/22/2025	Third party valuation product provided within tolerance.	07/28/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
310000017	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/18/2025	Resolved	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing. Condo approval is Missing.	; Documentation received, XXX to review.; Document Uploaded. ;	07/22/2025	Condo Approval is provided.; Lender uploaded Condo Approval - UPFRONT FNMA/FHLMC for 2-4’s and Detached Condos	07/28/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				C	B	B	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
310000019	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/19/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	; ;	07/22/2025	Third party valuation product provided within tolerance.	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
310000019	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/19/2025	Waived	FPRO2924	Property	Property Inspection Waiver Used at Origination	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. PIW is not allowed per XXX Agency Program Eligibility Guide v.1.1. Missing full interior/exterior appraisal.	; Document Uploaded. ; In XXX Review. Nothing needed from the seller at this time	07/22/2025	Property Inspection Waiver or Appraisal Waiver used as origination valuation product. The lender waived the following exception with Comp Factors.	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	B	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
310000021	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/01/2025	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Seller provided Loan Safe Fraud Manager dated XX/XX/XXXX reflects several open alerts.	; ; Documentation received, XXX to review.; Document Uploaded.	07/11/2025	All Fraud Report Alerts have been cleared or None Exist	07/11/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000023	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Finding is due to the initial LE issued within 3 days of the application date of XX/XX/XXXX is missing.
															; Documentation received, XXX to review.; Document Uploaded. ;	07/28/2025	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000023	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Finding is due to the initial LE issued within 3 days of the application date of XX/XX/XXXX is missing.
																07/28/2025	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000023	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/02/2025	Resolved	finding-3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on XXX (XX/XX/XXXX)As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Cure Required. The initial LE issued within 3 days of the application date XX/XX/XXXX is missing.
															Documentation received, XXX to review.; Document Uploaded. ;	07/25/2025	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000025	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete												A	A	A	A	A	A	A	A
310000027	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Rescinded	FCRE1330	Credit	Borrower 1 Paystubs Missing	Borrower 1 Paystubs Missing File does contain a full WVOE; however, XXX Program Eligibility Guide 4.7 require paystubs even when a WVOE has been provided.	; ;	07/23/2025	Paystubs are not required per XXX 4.7 guidelines. Salaried Income allows Work# WVOE with 2 year history of earnings, which is contained in the loan file. Finding is rescinded.	07/23/2025		C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000027	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/08/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. There is no evidence the borrower acknowledged receipt of the initial CD XX/XX/XXXX at least 3 days prior to consummation.
															; Documentation received, XXX to review.; Document Uploaded. ;	07/14/2025	Initial CD receipt date provided; Exception resolved; Initial CD receipt date provided; Exception resolved	07/14/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000029	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete												A	A	A	A	A	A	A	A
310000031	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2025	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Missing B1 personal and business tax returns, and third party verification of self employment. Missing proof of payoff of XXX acct # XXX	; Documentation received, XXX to review.; Document Uploaded. ;	07/28/2025	ATR: Current Employment Was Verified	08/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000031	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/22/2025	Resolved	FCRE1322	Credit	Borrower 1 Business Tax Returns Missing	Borrower 1 Business Tax Returns Missing	; Documentation received, XXX to review.; Document Uploaded. ;	07/28/2025	Borrower 1 Business Tax Returns Provided	08/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000031	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/22/2025	Resolved	FCRE1319	Credit	Borrower 1 Personal Tax Returns Missing	Borrower 1 Personal Tax Returns Missing	; Documentation received, XXX to review.; Document Uploaded. ;	07/28/2025	Borrower 1 Personal Tax Returns Provided	08/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000031	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/22/2025	Resolved	FCRE1292	Credit	Income 1 Months Income Verified is Missing	Income 1 Months Income Verified is Missing	; Documentation received, XXX to review.; Document Uploaded. ;	07/28/2025	Income 1 Months Income Verified is Present Or Not Applicable	08/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000031	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines	; Documentation received, XXX to review.; Document Uploaded. ;	07/28/2025	Income and Employment Meet Guidelines	08/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000031	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/23/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The 0% tolerance violation in the amount of $XXX is due to an increase in the following fees: Discount Points from $XXX to $XXX and Appraisal fee from $XXX to $XXX.  There are COCS in file but no disclosures dated within 3 days of the COC date.

; Document Uploaded. ; Documentation received, XXX to review.; Condition Updated. LE dated XX/XX/XXXX was not found in file and not provided for review.; Document Uploaded. ; Documentation received, XXX to review.;
07/30/2025
Valid COC and applicable LE provided; Exception resolved; This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; LE dated XX/XX/XXXX was not found in file and not provided for review.
																		07/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000031	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/22/2025	Resolved	FCRE4963	Credit	No evidence of required debt payoff	Missing proof auto attached to XXX XXX acc#XXX was sold and account was completely paid off.	; Documentation received, XXX to review.; Document Uploaded. ;	07/28/2025	Proof of debt payoff provided	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000033	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/29/2025	Waived	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing.	; ; Documentation received, XXX to review.; Document Uploaded. ;	08/13/2025	Client acknowledges EV2/B finding. Exception status changed to Waived per client’s email request. ; Exception remains: The affiliated business disclosure was provided after consummation	08/13/2025
Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%
																				D	B	B	B	D	A	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
310000033	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2025	Resolved	FCOM1208	Credit	The Note is Incomplete	The Note is Incomplete The Note in file is missing page 1.	; Documentation received, XXX to review.; Document Uploaded. ;	08/01/2025	The Note is Present; Page 1 of note provided	08/13/2025
Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%
																				D	B	D	A	D	A	A	A	B	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
310000035	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete												A	A	A	A	A	A	A	A
310000037	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/04/2025	Waived	FCRE3978	Credit	Missing Letter of Explanation (Credit)	File is missing a signed letter of explanation from the Borrower for the credit inquiry on XX/XX/XXXX as required per XXX AUS Program Eligibility Guide v2.1.	; ; ; ; Documentation received, XXX to review.; Document Uploaded. Here a email form borrower; Condition Updated. Please note previous was typo on date of inquiry after review with Due Diligence.; ; ;	09/08/2025
Waived per client request. Risk accepted for B grade. Client acknowledged the following two (2) compensating factors for this purpose: 1) Qualifying FICO is Greater than the Guideline Minimum 2) Qualifying DTI is Below Max Allowed. ; ; Borrower response does not appear to be attached ; Credit inquiry in question is dated XX/XX/XXXX with XXX.
09/08/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Borrower has stable job time - Borrower has X.XX years on job.
																				D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
310000039	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete												A	A	A	A	A	A	A	A
310000041	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2025	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test
TILA 130b Cure Required.  Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due the increase in recording fees. The COC in file indicates attorney is charging additional recording fees but these fees are set by the county. Provide clarification on the reason for the recording fees to increase or provide cure package  This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($XXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).
															; ; Documentation received in XXX review.; Document Uploaded. ;	08/15/2025	Cure package provided to the borrower; exception downgraded to a 2/B	08/15/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
310000043	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete												A	A	A	A	A	A	A	A
310000045	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Rescinded	FCRE5116	Credit	Missing VOM or VOR
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Borrower stated she has been renting for the past 11 months per the final loan application. The file did not contain any housing history for her.
															; ; ; ; Requested XXX to cancel ; ;	08/22/2025	; ; VOR not required, B1 has owned property in the last 3 years, FTHB overlay not applicable	08/22/2025		D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000045	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete The co-borrower was not included on the purchase contract.	; Documentation received, XXX to review.; Document Uploaded. ; ; ;	08/22/2025	Purchase Contract Doc is complete.	08/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	B	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000045	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The first page of the co-borrower's final 1003 is missing.	; Documentation received, XXX to review.; Document Uploaded. ;	08/20/2025	The Final 1003 is Present	08/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000045	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date
Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA disaster XXX ended on XX/XX/XXXX.  The appraisal was completed on XX/XX/XXXX.  Missing post-disaster inspection report.
															; Email out to XXX to cancel ;	08/13/2025	Property Inspection Provided.	08/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000045	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/12/2025	Resolved	FPRO0383	Property	FEMA Post Disaster Inspection Report not Provided
The subject property is a FEMA disaster case; however, the inspection report was not provided. FEMA disaster XXX ended on XX/XX/XXXX.  The appraisal was completed on XX/XX/XXXX.  Missing post-disaster inspection report.
															Email out to XXX to cancel ;	08/12/2025	FEMA Post Disaster Inspection report was provided.	08/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000047	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/15/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing The Affiliated Business Disclosure is missing. To cure the defect please provide evidence the Affiliated Business Disclosure was provided to the consumer.
															; Documentation received, XXX to review.; Document Uploaded. ;	08/25/2025	Required Affiliated Business Disclosure Documentation Provided	08/25/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000049	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/15/2025	Resolved	FCRE1184	Credit	AUS Not Provided	Missing AUS	; Documentation received, XXX to review.; Document Uploaded. ; ;	08/25/2025	AUS is not missing	08/25/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000049	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/15/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	; Document Uploaded. ; Documentation received, XXX to review.;	08/21/2025	Required Affiliated Business Disclosure Documentation Provided	08/22/2025	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000051	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/18/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Per Final 1003 and 1008, the Borrowers own their departing residence free and clear, Lender included HOI and property taxes in the DTI, and they will be selling the property after the close of the subject. There is no documentation in file to support the taxes and insurance or HOA of $XXX/mo and no evidence that property has no liens.
															; Documentation received, XXX to review.; Document Uploaded. ; ;	08/26/2025	Documentation provided to support non mortgagee expense for departure home	08/26/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
310000051	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/17/2025	Cured	finding-3634	Compliance	Charges That Cannot Increase Test
TILA 130b cure required
Refund in the amount of $XXX requires a cure package that contains a PCCD, LOE, Copy of refund check and proof of delivery or a Valid COC reason for the increase in the appraisal fee. The zero tolerance violation is due to the increase in the Appraisal Fee on the LE dated XX/XX/XXXX. The COC in the file did not list a valid reason as to why the fee increased.  This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
															; ; Documentation received, XXX to review.; Document Uploaded. ;	08/26/2025	Cure package provided to the borrower; exception downgraded to a 2/B	08/26/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
310000053	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/19/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	; ; Documentation received, XXX to review.; Document Uploaded. ; ; Condition updated XX/XX/XXXX; ; Affiliated Business Disclosure is not required for loans in XXX. Please waive this condition;	09/02/2025
Required Affiliated Business Disclosure Documentation Provided; There are not listed exclusions for XXX under XXX. If the lender does not have affiliates or does not refer to an affiliates provide an attestation to resolve
09/02/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000055	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/20/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Documentation required to clear exception:  Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to consummation on XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3 days prior to consummation. If the disclosure was delivered electronically, evidence of receipt as well as the e-consent is required.

															; ; Documentation received, XXX to review.; Document Uploaded. ; ; ;	09/02/2025	Initial CD receipt date provided; exception resolved; Initial CD receipt date provided; exception resolved	09/02/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000055	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/20/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Affiliated Business Disclosure Missing	; Documentation received, XXX to review.; Document Uploaded. ;	08/27/2025	Required Affiliated Business Disclosure Documentation Provided	08/27/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000055	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/19/2025	Resolved	FCRE1352	Credit	Borrower 2 Business Tax Returns Missing	Borrower 2 Business Tax Returns Missing Missing complete copies of the XXX and XXX 1120-S business tax returns. Only the signed 1st pages of the tax returns are in the file.	; Documentation received, XXX to review.; Document Uploaded. Business tax returns ;	08/26/2025	Borrower 2 Business Tax Returns Provided or Not Applicable (Number of Borrowers equals 2)	08/26/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000057	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete												A	A	A	A	A	A	A	A
310000059	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/21/2025	Resolved	FCRE1335	Credit	Borrower 1 IRS Transcripts Missing	Borrower 1 IRS Transcripts Missing Per XXX v4.7 all tax returns are required to be signed, all business returns are required to be signed/or transcripts must be present.	; Loan locked wrong, should be AUS, fixing and sending to XXX ; ; ;	08/22/2025	Borrower 1 IRS Transcripts Provided	08/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000059	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/21/2025	Resolved	FCRE1324	Credit	Borrower 1 Tax Returns Not Signed	Borrower 1 Tax Returns Not Signed Per XXX v4.7 all tax returns are required to be signed, all business returns are required to be signed/or transcripts must be present.	; signed returns in file, pushed to XXX ; ; ;	08/22/2025	Borrower 1 Tax Returns Are Signed	08/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000061	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/20/2025	Resolved	FCRE1497	Credit	ATR: Reasonable Income or Assets Not Considered
ATR:  Reasonable Income or Assets Not Considered The Lender calculated rental income using an incorrect method by relying on lease agreements in lieu of Schedule E for an apartment complex. The Form 1008 states that this was vetted and approved with management. However, this approach does not meet the XXX Program Eligibility Guide v4.7, resulting in a significant overestimation of rental income and inaccurate DTI ratio. While the rental income calculates to a positive figure based on the lease agreements, Schedule E results a loss.

Additionally, the credit report shows a student loan with a $XXX balance that was not included in the DTI calculation. This account appears to have been last active over a year prior to closing, but there is no documentation in the file confirming the account has $0 balance and is no longer active, further impacting DTI. The Borrower actual debt, including renal loss of $XXX and additional student loan payment of $XXX calculated using 1% of the balance, is $ $XXX.

Per XXX Program Eligibility Guide v4.7, the maximum DTI is XXX%, and the subject DTI is XXX%, exceeding the maximum DTI allowed.

; Documentation received, XXX to review.; Document Uploaded. Attached correspondence from XXX and XXX @ XXX in regard to the rental income used to qualify - as well as the credit supp showing the removal of the duplicate EDU, thus supporting this acct/payment being omitted from the DTI.; ; ; ;
																09/08/2025	ATR: Reasonable Income or Assets Was Considered; ATR: Reasonable Income or Assets Not Considered	09/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000061	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/20/2025	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX% The Lender calculated rental income using an incorrect method by relying on lease agreements in lieu of Schedule E for an apartment complex. The Form 1008 states that this was vetted and approved with management. However, this approach does not meet the XXX Program Eligibility Guide v4.7, resulting in a significant overestimation of rental income and inaccurate DTI ratio. While the rental income calculates to a positive figure based on the lease agreements, Schedule E results a loss.

Additionally, the credit report shows a student loan with a $XXX balance that was not included in the DTI calculation. This account appears to have been last active over a year prior to closing, but there is no documentation in the file confirming the account has $0 balance and is no longer active, further impacting DTI.

The Borrower actual debt, including renal loss of $XXX and additional student loan payment of $XXX calculated using 1% of the balance, is $ $XXX. Per XXX Program Eligibility Guide v4.7, the maximum DTI is XXX%, and the subject DTI is XXX%, exceeding the maximum DTI allowed.

; ; ; Documentation received, XXX to review.; Document Uploaded. attached correspondence from XXX and XXX @ XXX in regard to the rental income used to qualify - as well as the credit supp showing the removal of the duplicate EDU, thus supporting this acct/payment being omitted from the DTI.; ; ; ;
																09/10/2025	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX% Credit supplement and LOE for rental income calculation provided, accepted by investor	09/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000061	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/20/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Please provide verification of the hazard insurance premium for the investment property located at XXX in XXX. The provided HOI policy does not specify the premium amount, and the mortgage statement indicates that only property taxes are being escrowed. Please note that the Schedule E shows the insurance in 2023 totaled $XXX or $XXX monthly. This omission results in an inaccurate calculation of the DTI.
															; Documentation received, XXX to review.; Document Uploaded. ; ; ;	09/10/2025		09/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000061	XXXXX	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/20/2025	Resolved	FCRE5116	Credit	Missing VOM or VOR
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Per XXX Program Eligibility Guide v4.7, a mortgage rating must be obtained reflecting 0X30 in the last twenty-four (24) months. The mortgage rating may be on the credit report or a VOM. Please provide documentation that verifies a satisfactory payment history for both the subject property and investment property. Please note that the payoff statement for the subject property reflects a default interest adjustment of $XXX, indicating a serious delinquency in the past.

; Documentation received, XXX to review.; Document Uploaded. VOM's not required on the subject construction loan nor the investment property loan, as both are in the name of the LLC only. Our borrowers were not personally liable." and "Construction IO interest was collected at closing; it did go over the term of the loan and the additional interest was collected at closing; ; ; ; ; ; ; ;
																09/08/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing.	09/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000063		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/25/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing.	; Document Uploaded. ; Documentation received, XXX to review.; ; ;	09/02/2025	Evidence of eConsent is provided.	09/02/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.
																				B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000065		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete												A	A	A	A	A	A	A	A
310000067		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/21/2025	Resolved	FPRO0383	Property	FEMA Post Disaster Inspection Report not Provided
The subject property is a FEMA disaster case; however, the inspection report was not provided. The subject property is located in FEMA Declared Disaster Area with no subsequent property Inspection in the file. FEMA declared XXX in a Disaster Area (XXX) on XX/XX/XXXX with an incident start date of XX/XX/XXXX and an undetermined end date. Please provide a post disaster inspection confirming the subject did not sustain any damage.
															; Email out to CA - not seeing individual assistance ;	08/25/2025	FEMA Post Disaster Inspection report was provided.	08/25/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000069		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/27/2025	Resolved	finding-3716	Compliance	XXX Per Diem Interest Amount Test
This loan failed the per diem interest amount test. (XXX Bus. Prof. Code §2948.5)The per diem interest amount charged on the loan ($XXX) exceeds the per diem interest charge or credit threshold ($XXX).PLEASE NOTE: An additional $1 buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. This loan failed the per diem interest amount test.  The per diem interest amount charged on the loan (XXX) exceeds the per diem interest charge or credit threshold ($XXX). The Closing disclosure has interest collected from XX/XX/XXXX-XX/XX/XXXX XXX, but the loan signed on XX/XX/XXXX and disbursed on XX/XX/XXXX per the Disbursement Schedule.
															; Documentation received, XXX to review.; Document Uploaded. ; ; ;	09/07/2025	PCCD provided; Exception resolved; PCCD provided; Exception resolved	09/07/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000071		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/28/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing
The eSigned consent disclosure is missing. The eSigned documents consent is missing. The file does not contain documentation to show the borrower consent to received documents electronically on or before the first signed disclosures (XX/XX/XXXX)
															; Documentation received, XXX to review ; Document Uploaded. ; ;	09/02/2025	Evidence of eConsent is provided.	09/02/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000073		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/28/2025	Resolved	FCRE1483	Credit	Asset 5 Does Not Meet Guideline Requirements
Asset 5 Does Not Meet Guideline Requirements According to the Final 1003, the AUS (DU), and the Final CD, the Borrowers secured a bridge loan on their previous primary residence with the subject Lender, using $XXX in proceeds to deposit into escrow for the subject purchase. The Final 1003 and AUS reflect the bridge loan payment as $XXX/mo and Lender has included in the qualifying DTI. However, there is no documentation in file to confirm this payment, terms, and/or conditions for the bridge loan.
															; Documentation received, XXX to review. ; Document Uploaded. ; ;	09/03/2025	Asset 5 Meets Guideline Requirements Or Not Applicable. Final CD for bridge loan provided	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000075		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/29/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Cure- Provide evidence that shows the consumer received the initial closing disclosure at least 3 days prior to consummation
															; Document Uploaded. ; Documentation received, XXX to review.; Document Uploaded. ;	09/03/2025	initial Cd receipt date provided; Exception resolved; initial Cd receipt date provided; Exception resolved	09/03/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000077		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete												A	A	A	A	A	A	A	A
310000079		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/02/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing letter of explanation for other recent inquires in credit report (XXX Mortgage)	; Document Uploaded. ; Documentation received, XXX to review.; Document Uploaded. ;	09/08/2025	LOE for credit inquiries provided	09/08/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Borrower has stable job time - Borrower has X.XX years on job.
																				D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000079		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/02/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Documentation required to clear exception:  The defect can be cured by providing evidence that shows the consumer received the Initial CD 3 days prior to consummation XX/XX/XXXX.  If the disclosure was delivered electronically, evidence of receipt as well as the e-consent is required.
															; Documentation received, XXX to review.; Document Uploaded. ;	09/05/2025	Initial CD receipt date provided; Exception resolved; Initial CD receipt date provided; Exception resolved	09/05/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Borrower has stable job time - Borrower has X.XX years on job.
																				D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000081		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete												A	A	A	A	A	A	A	A
310000083		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/02/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Per the Privacy Notice disclosure, XXX has affiliates. Provide the Affiliated Business disclosure dated within 3 business days of application XX/XX/XXXX.

															; Documentation received, XXX to review.; Document Uploaded. ;	09/08/2025	Required Affiliated Business Disclosure Documentation Provided	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000085		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/02/2025	Resolved	FCRE1354	Credit	Borrower 2 Tax Returns Not Signed	Borrower 2 Tax Returns Not Signed	; signed in file, sent to CA ;	09/03/2025	Borrower 2 Tax Returns Are Signed or Not Applicable (Number of Borrowers equals 2)	09/03/2025
Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.  Cure by providing evidence that shows the consumer received the disclosure 3 days prior to consummation XX/XX/XXXX. If the disclosure was delivered electronically, evidence of receipt as well as the e-consent is required.
															; Documentation received, XXX to review.; Document Uploaded. ;	09/05/2025	Initial CD receipt date provided; Exception resolved; Initial CD receipt date provided; Exception resolved	09/05/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000087		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))
The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR  1002.14(a)(1)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date XX/XX/XXXX.

															; Documentation received, XXX to review.; Document Uploaded. ;	09/05/2025	Evidence of appraisal delivery provided.	09/05/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.
																				C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000089		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Per the Privacy Notice disclosure, XXX has affiliates. Provide the Affiliated Business disclosure dated within 3 business days of application XX/XX/XXXX.
															; Documentation received, XXX to review.; Document Uploaded. ;	09/07/2025	Required Affiliated Business Disclosure Documentation Provided	09/07/2025	Borrower has stable job time - Borrower has X.XX years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000091		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete												A	A	A	A	A	A	A	A
310000093		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete												A	A	A	A	A	A	A	A
310000095		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/29/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided
Loan is pending HMDA data review.  Additional conditions may apply. HMDA Tape Provided.  The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
																	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	06/27/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000095		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/28/2025	Resolved	finding-47	Compliance	TILA Right of Rescission Test
This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Documentation required to clear exception.  Consummation occurred XX/XX/XXXX and transaction funded on XX/XX/XXXX.  Please provide a PCCD and or final HUD setttlement statement to verify actual loan disbursement date for review.
															LL XX/XX/XXXX Please see the attached Letter of Explanation, Right to Cancel, Closing Disclosure, and proof of delivery.	06/03/2025	Lender provided corrected Right of Rescission re-opening the rescission period and giving the Borrowers an additional 3 day Right to Rescind, LOE and proof of delivery. Condition cleared.	06/04/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000095		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/29/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX. Please provide a title update showing sufficient coverage.	XX/XX/XXXX RF please see attached please clear thank you	05/15/2025	Lender provided title with coverage of $XXX. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	05/16/2025
Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000097		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/02/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX. Please provide the title supplement.	Final Title Policy	05/20/2025	Lender provided title reflecting coverage of $XXX. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	05/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000097		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/02/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided
Loan is pending HMDA data review.  Additional conditions may apply. HMDA Tape Provided.  The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
																	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	05/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000099		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/02/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA statement for the properties at XXX, XXX, and XXX. If not applicable, a LOE stating there are no HOA dues is required.	XX/XX/XXXX XXX: Please see HOA documentation for XXX and the borrower email confirming they don't pay HOA on the other properties.	05/06/2025	Lender provided HOA statement for XXX and LOE from Borrower for properties XXX, and XXX indicating no HOA fees. Condition cleared.; Borrower 1 Credit Report is not partially present.	05/07/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job. Borrower has X.XX years on job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000099		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/02/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	05/05/2025
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job. Borrower has X.XX years on job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000101		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/02/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien
Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX. Please provide the title supplement/update showing sufficient coverage.   Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX. Please provide the title supplement/update showing sufficient coverage.
															Please see attached doc XXX XXX	06/12/2025	Lender provided Title reflecting coverage of $XXX. Condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Material Finding	06/17/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000101		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/02/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided
Loan is pending HMDA data review.  Additional conditions may apply. HMDA Tape Provided.  The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
																	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	05/07/2025	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000103		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/05/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	05/07/2025
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Calculated DTI of XX.XX% is less than Guideline DTI of XX%
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000105		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/08/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing HOA Statement for the property at XXX. If not applicable, a LOE stating there are no HOA dues is required.	XX/XX/XXXX - XXX: Please see attached. The loan integrity report does not indicate an active HOA for XXX	05/12/2025	Lender provided property search through FraudGUARD for property XXX reflecting no HOA fees. Condition cleared.; Borrower 1 Credit Report is not partially present.	05/14/2025
Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000105		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/08/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	05/12/2025
Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000107		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/09/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	GL - can you please confirm what else is needed to clear this finding? Currently aged 26 days; GL - can you please confirm what else is needed to clear this finding? Currently aged 26 days	06/06/2025	HMDA Data Tape Provided.; HMDA review completed, no Level 3 findings noted, condition cleared.; DD firm to review finding. No additional items required by Lender. Condition retained.	06/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000107		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/09/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
1. Missing HOA or letter from borrower stating no HOA for the property at XXX.
2.Document in file for XXX: proof of HOA is not clear as to special assessments and  what monthly HOA is. Lender to provide explanation and further documentation if necessary.
3. Missing proof of taxes and insurance on the property at XXX. Mortgage statement doesn't break out taxes and insurance so proof of taxes and insurance are required.

05/22/2025 - KJ: 1. Please see the attached statement from the XXX confirming quarterly HOA dues of $XXX. The loan integrity report also confirms the HOA dues are paid quarterly.

2. Though the frequency of special assessments is not clear, a worst-case scenario can be applied, and the borrower qualifies with total monthly HOA dues of $XXX for XXX.

3. Please see the provided tax bill reflecting $XXX in monthly property taxes, which supports both taxes and insurance being escrowed. The agreed upon Jumbo XXX Guidelines does not state that an escrow breakdown is required if the mortgage statement does not clearly confirm both taxes and insurance being escrowed.

05/22/2025
Lender provided HOA fees and taxes for property XXX, verifying escrows include both taxes and insurance and indicated most conservative approach for HOA fees for property XXX the DTI is within tolerance.  Audit confirmed the audit re-calculated DTI of XXX% is within tolerance of the AUS approved DTI of XXX%.  Condition cleared.
																		05/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000107		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/09/2025	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI
Audited DTI of XXX% exceeds AUS DTI of XXX% DU findings to be rerun with audited income of $XXX/mo. since difference is over 3% which is over our allowable variance.  Lender worksheet shows income of $XXX/mo. The difference appeared to be related to distributions which are not permitted in calculations.
Please note additional exceptions written which could affect the ratios too.

XX/XX/XXXX - XXX: The self-employment calculation for XXX is correct, and the total K1 Distributions of $XXX can be utilized for qualification. Business liquidity has been determined via Schedule L of the 2023 business returns due to the total assets reflecting on Line 15 - D ($XXX) being greater than line 15 - B ($XXX).
05/22/2025
Audit reviewed Lender's response and has determined the distribution income was earned previous 2 years per tax returns in file and asset documentation supports business has sufficient assets for the distribution income, which meets AUS and FNMA requirements for use of distribution income reflected on the K1. Lender provided verification of HOA fees for property XXX and taxes provided for property supports escrows include both taxes and insurance. Audit re-calculated income and debt, that included the worst case scenario for HOA fees for property XXX results in an audit DTI of XXX% which is within tolerance of the AUS approved DTI of XXX% Condition cleared.
																		05/23/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000109		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/13/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing
Borrower 1 3rd Party VOE Prior to Close Missing Business license for XXX verified on XX/XX/XXXX with the Secretary of State shows an inactive status.  Please provide the business license or CPA letter showing active. Additional conditions may apply.
															XX/XX XXX: Please see attached document	05/15/2025	Lender provided business search verifying Borrower's business XXX has a status of Active. Condition cleared.; Borrower 1 3rd Party VOE Prior to Close Was Provided	05/16/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000109		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/13/2025	Resolved	FVAL9739	Property	Property/Appraisal General
Property/Appraisal guideline violation:   HOA Certificate in file, for the subject property, shows a monthly HOA of $XXX monthly, however the appraisals show $XXX. Please provide verification of the correct amount.  Additional conditions may apply.
															XX/XX XXX: There is no documentation in file to support the subject property has HOA dues in the amount of $XXX monthly. Please proceed with the appraisal amount listed.	05/14/2025
Audit reviewed Lender's response and has determined the HOA Certificate on page 418 of the loan file reflects HOA fees of $XXX monthly. Audit re-calculated debt ratios and has determined the audit DTI of XXX% is within tolerance of the AUS approved DTI of XXX%.  Condition cleared.; Property/Appraisal Meets Guidelines
05/15/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000109		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/13/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided
Loan is pending HMDA data review.  Additional conditions may apply. HMDA Tape Provided.  The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.
																	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	05/14/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
																				D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
310000111		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/21/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	05/28/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
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310000111		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/21/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete
Borrower 1 Credit Report is Partially Present. 1. Missing proof property at XXX is Free and clear. Please provide property profile report.
2. Missing proof of HOA or letter from borrower stating no HOA for the following properties: XXX and XXX Additional conditions may apply.
															XX/XX/XXXX - XXX: Please see attached property profile report confirming XXX is free and clear and the loan integrity report confirming No HOA dues for XXX and XXX.	05/23/2025
Lender provided property detail report for property XXX verifying property is owned free and clear.  Lender also provided a property search through XXX for properties XXX and XXX reflecting properties do not have HOA fees.  Condition cleared.; Borrower 1 Credit Report is not partially present.
05/27/2025
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
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310000113		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/23/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided
Loan is pending HMDA data review.  Additional conditions may apply. HMDA Tape Provided.  The loan is pending HMDA data review. Condition for informational purposes only.  Due Diligence firm to complete. Additional conditions may apply.
																	HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	05/28/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.
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310000113		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	05/23/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete
Borrower 1 Credit Report is Partially Present. Please provide the terms of the recently refinanced auto loan with a balance of $XXX and a payment of XXX listed on the final 1003.  Additional conditions may apply.

XX/XX XXX: The $XXX account on final 1003 was intended to be a placeholder while we were waiting for documentation for the loan from the borrower. We received the documentation, it is the XXX xXXX listed on final 1003 and borrowers letter confirms this was the new debt, we just mistakenly didn't remove the placeholder. See attached updated 1003
05/27/2025
Lender provided updated 1003 removing the $XXX monthly payment for the XXX account and indicated the $XXX was incorrectly included in the total obligations.  The $XXX was originally added waiting on the documentation to verify the actual monthly payment on the auto refinance for XXX.  Audit re-calculated debt ratios and has determined the audit DTI of XXX% is within tolerance of the AUS approved DTI of XXX%.  Condition cleared.; Borrower 1 Credit Report is not partially present.
05/28/2025
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.
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